Label	Element	Value
Innovator Defined Wealth Shield ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.40%
Innovator Defined Wealth Shield ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Innovator Defined Wealth Shield ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $520.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Defined Wealth Shield ETF | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $667.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.00%)